Long-term debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

(millions of U.S. dollars unless otherwise noted)	Weighted average coupon	Maturity	Par value		June 30,	December 31,
Borrowing type					2026	2025
Senior unsecured revolving credit facilities (a)	—	2027-2030	N/A		$8.9	$4.5
Senior unsecured bank credit facilities	—	2026-2031	N/A		91.2	78.5
Commercial paper	—	2027	N/A		460.0	337.0
U.S. dollar borrowings
Senior unsecured notes (b)	5.34%	2031-2036		$1,150.0	1,138.6	—
Senior unsecured notes (c)	5.37%	2026		$1,150.0	—	1,147.1
Senior unsecured notes	4.34%	2027-2047		$2,395.0	2,382.1	2,380.7
Senior unsecured utility notes	6.39%	2028-2035		$107.0	113.1	114.0
Senior secured utility bonds	4.81%	2026-2044		$827.4	808.8	819.5
Canadian dollar borrowings
Senior unsecured notes	3.32%	2050	C$	200.0	139.7	144.8
Senior secured project notes	10.21%	2027	C$	7.1	5.0	6.7
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.35%	2028-2040	CLF	2.7	123.4	125.0
					$5,270.8	$5,157.8
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400.0	$277.9	$288.2
Subordinated unsecured notes	5.76%	2079-2082		$1,100.0	1,087.0	1,086.9
					$6,635.7	$6,532.9
Less: current portion					(520.6)	(364.0)
					$6,115.1	$6,168.9
Short-term obligations of $427.3 million (December 31, 2025 - $1,213.9 million) that are expected to be refinanced on a long-term basis are presented as long-term debt.
6.Long-term debt (continued)
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Revolving and term credit facilities	$1,880.8	$1,928.5
Funds drawn on facilities/commercial paper issued	(560.1)	(420.0)
Letters of credit issued	(34.5)	(34.1)
Liquidity available under the facilities	$1,286.2	$1,474.4
Undrawn portion of uncommitted letter of credit facilities	(1.6)	(62.4)
Cash on hand	55.0	32.7
Total liquidity and capital reserves	$1,339.6	$1,444.7
(a)Senior unsecured revolving credit facilities
On April 17, 2026, Liberty Utilities Co. ("LUCo") entered into a $1,150.0 million senior unsecured syndicated delayed draw term facility, with a maturity date of April 17, 2028.
On May 18, 2026, the senior unsecured syndicated delayed draw term facility was terminated with no amounts drawn under its $1,150.0 million of commitments.
(b)Senior unsecured notes
On May 15, 2026, LUCo completed an offering (the "Senior Note Offering") of $650.0 million aggregate principal amount of 5.10% senior notes due May 15, 2031 (the "2031 Notes") and $500.0 million aggregate principal amount of 5.65% senior notes due May 15, 2036 (the "2036 Notes" and, together with the 2031 Notes, the "Notes"). The Notes are unsecured and unsubordinated obligations of LUCo and rank equally with all of LUCo’s existing and future unsecured and unsubordinated indebtedness and senior in right of payment to any existing and future LUCo subordinated indebtedness. The 2031 Notes were priced at an issue price of 99.991% of their face value and the 2036 Notes were priced at an issue price of 99.676% of their face value.
(c)Senior unsecured notes
On June 15, 2026, the Company used the funds raised through the Senior Note Offering (see note 6(b)), together with cash on hand, to settle $1,150.0 million of the aggregate principal amount of AQN’s outstanding 5.365% notes due June 15, 2026.

Principal payments due in the next five years and thereafter are as follows:

Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
$923.8	$106.9	$46.1	$1,072.1	$683.2	$3,855.6	$6,687.7
6.Long-term debt (continued)
As of June 30, 2026, the Company has accrued $76.5 million in interest expense (December 31, 2025 - $71.8 million). Total interest expenses recognized for the three and six months ended June 30, 2026 and 2025 consist of the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Long-term debt	$80.6	$74.7	$156.7	$150.0
Commercial paper, credit facility draws and related fees	5.6	4.2	10.8	8.9
Accretion of fair value adjustments	(1.5)	(1.5)	(3.0)	(3.0)
Allowance for funds used during construction capitalized on regulated property	(1.1)	(1.4)	(2.1)	(3.5)
Other (i)	(6.5)	(8.2)	(12.7)	(13.2)
	$77.1	$67.8	$149.7	$139.2
(i)Other
For the three and six months ended June 30, 2026, other interest expense includes carrying costs deferred to regulatory assets in accordance with charges of plant-in-service accounting of $8.4 million and $16.7 million, respectively (2025 - $8.6 million and $17.0 million, respectively)